Exhibit 99

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	14

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,868,180.68

Principal:
Principal Collections	$17,926,807.49
Prepayments in Full	$10,087,669.62
Liquidation Proceeds	$990,672.23
Recoveries	$(181.45)

Sub Total	$29,004,967.89

Collections	$31,873,148.57

Purchase Amounts:
Purchase Amounts Related to Principal	$224,716.08
Purchase Amounts Related to Interest	$1,356.27

Sub Total	$226,072.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$32,099,220.92

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	14

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,099,220.92
Servicing Fee	$631,373.56	$631,373.56	$0.00	$0.00	$31,467,847.36
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,467,847.36
Interest—Class A-2 Notes	$45,628.74	$45,628.74	$0.00	$0.00	$31,422,218.62
Interest—Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$31,151,184.45
Interest—Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$30,887,198.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,887,198.20
Interest—Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$30,820,875.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,820,875.53
Interest—Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$30,772,209.03
Third Priority Principal Payment	$4,810,586.36	$4,810,586.36	$0.00	$0.00	$25,961,622.67
Interest—Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$25,901,996.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,901,996.92
Regular Principal Payment	$22,290,000.00	$22,290,000.00	$0.00	$0.00	$3,611,996.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,611,996.92
Residual Released to Depositor	$0.00	$3,611,996.92	$0.00	$0.00	$0.00

Total		$32,099,220.92

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,810,586.36
Regular Principal Payment	$22,290,000.00

Total	$27,100,586.36

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$27,100,586.36	$97.91	$45,628.74	$0.16	$27,146,215.10	$98.07
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$27,100,586.36	$23.83	$755,264.08	$0.66	$27,855,850.44	$24.50

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$88,313,682.98	0.3190523	$61,213,096.62	0.2211456
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$693,623,682.98	0.6099882	$666,523,096.62	0.5861553

Pool Information
Weighted Average APR		4.526%		4.515%
Weighted Average Remaining Term		45.84		44.98
Number of Receivables Outstanding		39,970		39,132
Pool Balance		$757,648,275.59		$727,870,150.06
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$693,623,682.98		$666,523,096.62
Pool Factor		0.6214958		0.5970689

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$61,347,053.44
Targeted Overcollateralization Amount	$61,347,053.44
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$61,347,053.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		105	$548, 260.11
(Recoveries)		42	$(181.45)

Net Losses for Current Collection Period			$548,441.56
Cumulative Net Losses Last Collection Period			$3,131,850.71

Cumulative Net Losses for all Collection Periods			$3,680,292.27

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.87%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.14%	409	$8,301,763.28
61-90 Days Delinquent	0.08%	25	$571,796.01
91-120 Days Delinquent	0.05%	14	$327,735.06
Over 120 Days Delinquent	0.06%	21	$450,418.00

Total Delinquent Receivables	1.33%	469	$9,651,712.35

Repossession Inventory:
Repossessed in the Current Collection Period		38	$794,694.26
Total Repossessed Inventory		52	$1,205,510.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6940%
Preceding Collection Period			0.5775%
Current Collection Period			0.8861%
Three Month Average			0.7192%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2132%
Preceding Collection Period			0.1976%
Current Collection Period			0.1533%
Three Month Average			0.1881%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer